UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Black Horse Capital Management LLC

Address:   c/o Opus Equum, Inc.
           P.O. Box 788
           Dolores, Colorado  81323


Form 13F File Number: 028-13532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Candace Duran
Title:  Authorized Signatory
Phone:  646-415-8246

Signature,  Place,  and  Date  of  Signing:

/s/ Candace Duran                  Dolores, Colorado                  8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $       37,722
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
API TECHNOLOGIES CORP        COM NEW        00187E203    1,370   372,413 SH       SOLE                  372,413      0    0
ASCENT CAP GROUP INC         COM SER A      043632108    5,788   111,855 SH       SOLE                  111,855      0    0
NABI BIOPHARMACEUTICALS      COM            629519109      135    85,706 SH       SOLE                   85,706      0    0
QUESTCOR PHARMACEUTICALS INC COM            74835Y101   10,296   193,387 SH       SOLE                  193,387      0    0
SEQUENOM INC                 COM NEW        817337405    6,257 1,541,137 SH       SOLE                1,541,137      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    3,725    24,000 SH       SOLE                   24,000      0    0
TARO PHARMACEUTICAL INDS LTD COM            M8737E108   10,150   273,804 SH       SOLE                  273,804      0    0